Offsetting Financial Assets and Financial Liabilities - Liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Gross amounts of financial liabilities [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		€ 558,486	€ 581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		13,116	13,318
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		1,800	5,242
Securities loaned (enforceable)		6,408	6,688
Securities loaned (non-enforceable)		78	0
Financial liabilities at fair value through profit or loss (enforceable)		416,467
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	72,106
Financial liabilities designated at fair value through profit or loss (enforceable)		0	104,594
Negative market values from derivative financial instruments (enforceable)		337,659	347,496
Financial liabilities designated at fair value through profit or loss (non-enforceable)		91,309	23,214
Negative market values from derivative financial instruments (non-enforceable)		14,830	13,158
Total financial liabilities at fair value through profit or loss		507,776	560,568
Other liabilities		174,141	143,514
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		2,655	1,841
Remaining liabilities not subject to netting		183,154	190,183
Total liabilities		1,444,960	1,500,326
Gross amounts set off on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		0	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		(606)	(455)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		0	0
Securities loaned (enforceable)		0	0
Securities loaned (non-enforceable)		0	0
Financial liabilities at fair value through profit or loss (enforceable)		(73,209)
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	(643)
Financial liabilities designated at fair value through profit or loss (enforceable)		0	(63,360)
Negative market values from derivative financial instruments (enforceable)		(19,114)	(17,928)
Financial liabilities designated at fair value through profit or loss (non-enforceable)		0	0
Negative market values from derivative financial instruments (non-enforceable)		0	0
Total financial liabilities at fair value through profit or loss		(73,209)	(81,932)
Other liabilities		(19,046)	(11,306)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		(562)	(547)
Remaining liabilities not subject to netting		0	0
Total liabilities		(92,861)	(93,692)
Net amounts of financial liabilities presented on the balance sheet [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		558,486	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		12,510	12,863
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		1,800	5,242
Securities loaned (enforceable)		6,408	6,688
Securities loaned (non-enforceable)		78	0
Financial liabilities at fair value through profit or loss (enforceable)		343,258
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	71,462
Financial liabilities designated at fair value through profit or loss (enforceable)		0	41,234
Negative market values from derivative financial instruments (enforceable)		318,545	329,568
Financial liabilities designated at fair value through profit or loss (non-enforceable)		91,309	23,214
Negative market values from derivative financial instruments (non-enforceable)		14,830	13,158
Total financial liabilities at fair value through profit or loss		434,567	478,636
Other liabilities		155,095	132,208
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		2,093	1,294
Remaining liabilities not subject to netting		183,154	189,122
Total liabilities		1,352,099	1,406,633
Impact of Master Netting Agreements [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		0	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		0	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		0	0
Securities loaned (enforceable)		0	0
Securities loaned (non-enforceable)		0	0
Financial liabilities at fair value through profit or loss (enforceable)		(274,537)
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss (enforceable)		0	(728)
Negative market values from derivative financial instruments (enforceable)		(276,031)	(286,720)
Financial liabilities designated at fair value through profit or loss (non-enforceable)		0	0
Negative market values from derivative financial instruments (non-enforceable)		0	0
Total financial liabilities at fair value through profit or loss		(274,537)	(287,448)
Other liabilities		(42,329)	(44,815)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		(1,844)	(1,162)
Remaining liabilities not subject to netting		0	0
Total liabilities		(316,865)	(332,263)
Cash collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		0	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		0	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		0	0
Securities loaned (enforceable)		0	0
Securities loaned (non-enforceable)		0	0
Financial liabilities at fair value through profit or loss (enforceable)		(27,506)
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	0
Financial liabilities designated at fair value through profit or loss (enforceable)		0	0
Negative market values from derivative financial instruments (enforceable)		(27,973)	(25,480)
Financial liabilities designated at fair value through profit or loss (non-enforceable)		(3,936)	1,111
Negative market values from derivative financial instruments (non-enforceable)		(1,882)	(1,913)
Total financial liabilities at fair value through profit or loss		(31,443)	(26,282)
Other liabilities		(107)	(31)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		(104)	(31)
Remaining liabilities not subject to netting		0	0
Total liabilities		(31,550)	(26,314)
Financial instrument collateral [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	[1]	(12,510)	(12,863)
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	[1]	(1,500)	(4,985)
Securities loaned (enforceable)	[1]	(6,408)	(6,688)
Securities loaned (non-enforceable)	[1]	(29)	0
Financial liabilities at fair value through profit or loss (enforceable)	[1]	(27,943)
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	[1]	0	0
Financial liabilities designated at fair value through profit or loss (enforceable)	[1]	0	(40,506)
Negative market values from derivative financial instruments (enforceable)	[1]	(4,820)	(6,124)
Financial liabilities designated at fair value through profit or loss (non-enforceable)	[1]	(7,556)	(13,646)
Negative market values from derivative financial instruments (non-enforceable)	[1]	(723)	(615)
Total financial liabilities at fair value through profit or loss	[1]	(35,500)	(60,891)
Other liabilities	[1]	(122)	(87)
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	[1]	(122)	(87)
Remaining liabilities not subject to netting	[1]	0	0
Total liabilities	[1]	(56,069)	(85,514)
Net amount [Member]
Offsetting Financial Liabilities [Line Items]
Deposits		558,486	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)		0	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)		300	257
Securities loaned (enforceable)		0	0
Securities loaned (non-enforceable)		49	0
Financial liabilities at fair value through profit or loss (enforceable)		13,272
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		0	71,462
Financial liabilities designated at fair value through profit or loss (enforceable)		0	0
Negative market values from derivative financial instruments (enforceable)		9,721	11,244
Financial liabilities designated at fair value through profit or loss (non-enforceable)		79,817	10,679
Negative market values from derivative financial instruments (non-enforceable)		12,225	10,630
Total financial liabilities at fair value through profit or loss		93,087	104,015
Other liabilities		112,537	87,275
thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)		23	15
Remaining liabilities not subject to netting		183,154	189,122
Total liabilities		€ 947,615	€ 962,542

[1]	Excludes real estate and other non-financial instrument collateral.